Cash and cash equivalents - Credit quality of banks in Ecopetrol Business Group has deposits and check accounts, and issuers of investments (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Cash and cash equivalents	$ 14,549,906	$ 5,082,308	$ 7,075,758	$ 6,311,744
AAA [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	3,892,694	2,578,090
F1+ [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	2,383,713	1,286,310
BRC 1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,671	2,336
A-1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,294,164	851,394
BBB [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,277,357	121
A [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,224,990	4,319
F1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,177,581	207,773
AA [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	526,127	546
P-2 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	370,582	0
BB [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	106,070	0
AAA 2 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	27,621	1,431
AAAf [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	19,481	28,552
BRC1+ [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	2,172,603	99,923
B [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	14,674	0
F3 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	12,853	12,184
Aa3 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	11,239	0
C [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	6,615	0
CCC [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	4,872	0
A3 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	3,049	0
AAAmmf [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	0	2,162
AA- [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	0	22
A1 [member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,032	0
Other.
IFRS Statement [Line Items]
Cash and cash equivalents	$ 20,918	$ 7,145